Selected Quarterly Financial Data (Schedule Of Selected Quarterly Financial Data) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income		$ 510.4	$ 437.7	$ 283.8	$ 281.0	$ 306.2	$ 308.3	$ 309.8	$ 302.2			$ 1,512.9	$ 1,226.5	$ 1,255.2
Interest expense		(286.7)	(280.3)	(265.2)	(271.3)	(276.9)	(275.2)	(262.2)	(271.9)			(1,103.5)	(1,086.2)	(1,060.9)
Provision for credit losses		(57.6)	(49.9)	(18.4)	(34.6)	(15.0)	(38.2)	(10.2)	(36.7)			(160.5)	(100.1)	(64.9)
Rental income on operating leases		550.9	539.3	531.7	530.6	546.5	535.0	519.6	491.9			2,152.5	2,093.0	1,897.4
Other income		30.4	39.2	63.5	86.4	116.4	24.2	93.7	71.1			219.5	305.4	381.3
Depreciation on operating lease equipment		(166.8)	(159.1)	(157.8)	(156.8)	(153.2)	(156.4)	(157.3)	(148.8)			(640.5)	(615.7)	(540.6)
Maintenance and other operating lease expenses		(79.6)	(55.9)	(49.4)	(46.1)	(49.7)	(46.5)	(49.0)	(51.6)			(231.0)	(196.8)	(163.1)
Operating expenses		(357.8)	(333.9)	(235.0)	(241.6)	(248.8)	(234.5)	(225.0)	(233.5)			(1,168.3)	(941.8)	(970.2)
Loss on debt extinguishments		(2.2)	(0.3)	(0.1)		(3.1)		(0.4)				(2.6)	(3.5)
Benefit (provision) for income taxes		10.2	560.0	(37.8)	(44.0)	28.3	401.2	(18.1)	(13.5)			488.4	397.9	(83.9)
Net income attributable to noncontrolling interests, after tax					0.1	1.3	(2.5)	(5.7)	5.7			0.1	(1.2)	(5.9)
(Loss) income from discontinued operations, net of taxes		(6.7)	(3.7)			(1.0)	(0.5)	51.7	2.3			(10.4)	(230.3)	31.3
Net income		$ 144.5	$ 693.1	$ 115.3	$ 103.7	$ 251.0	$ 514.9	$ 246.9	$ 117.2			$ 1,056.6	$ 1,130.0	$ 675.7
Net income per diluted share		$ 0.72	$ 3.61	$ 0.66	$ 0.59	$ 1.37	$ 2.76	$ 1.29	$ 0.59			$ 5.67	$ 5.96	$ 3.35
As Reported [Member]
Net income	$ 146.9				$ 103.7					$ 219.0	$ 912.1	$ 1,056.6	$ 1,130.0	$ 675.7
As Revised [Member]
Net income	$ 146.9				$ 103.7					$ 219.0	$ 912.1	$ 1,056.6	$ 1,130.0	$ 675.7